Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt

Note 6—Debt

The following summarizes debt outstanding:

	June 30, 2012		December 31, 2011
	Carrying Value	Fair Value(1)	Carrying Value	Fair Value(1)
	(in millions, except percentages)
Credit facility(2)	$1,150	$1,150	$940	$940
11.75% senior notes due 2017	41	45	41	46
9.875% senior notes due 2018	14	15	14	16
6.50% senior notes due May 2019	750	738	750	742
6.25% senior notes due November 2019	1,800	1,753	—	—
8.625% senior notes due 2020	1,300	1,401	1,300	1,406
7.75% senior notes due 2021	1,000	1,043	1,000	1,036
Less current maturities	—	—	—	—

	6,055	$6,145	4,045	$4,186

Unamortized discount	(49)		(51)

Total debt, net of discount	$6,006		$3,994

(1)	The carrying value of the Credit Facility is estimated to be substantially the same as its fair value. Fair values of the senior notes were estimated based on prices quoted from third-party financial institutions, which are characteristic of Level 2 fair value measurement inputs.
(2)	Variable interest rates of 2.02% and 2.57% at June 30, 2012, and December 31, 2011, respectively.

Credit Facility

The Company’s Fifth Amended and Restated Credit Agreement (“Credit Facility”) provides for a revolving credit facility up to the lesser of: (i) the then-effective borrowing base and (ii) the maximum commitment amount. In October 2011, as part of the semi-annual redetermination, a borrowing base of $3.0 billion was approved by the lenders with a maximum commitment amount of $1.5 billion. In February 2012, lenders approved an increase in the maximum commitment amount to $2.0 billion. In May 2012, the Company entered into an amendment to its Credit Facility to increase the borrowing base to $3.5 billion and extend the maturity date from April 2016 to April 2017.

During the six months ended June 30, 2012, in connection with amendments to its Credit Facility, the Company incurred financing fees and expenses of approximately $5 million, which will be amortized over the life of the Credit Facility. Such amortized expenses are recorded in “interest expense, net of amounts capitalized” on the condensed consolidated statements of operations.

At June 30, 2012, available borrowing capacity under the Credit Facility was approximately $646 million, which includes a $4 million reduction in availability for outstanding letters of credit and a $200 million reduction in availability related to a restriction on swap agreements outstanding associated with the pending acquisition (see Note 2). The $200 million reduction in availability under the Credit Facility will no longer apply once the pending acquisition has closed.

In July 2012, the Company entered into an amendment to its Credit Facility to increase the maximum commitment amount from $2.0 billion to $3.0 billion.

Redetermination of the borrowing base under the Credit Facility, based primarily on reserve reports that reflect commodity prices at such time, occurs semi-annually, in April and October, as well as upon requested interim redeterminations, by the lenders at their sole discretion. The Company also has the right to request one additional borrowing base redetermination per year at its discretion, as well as the right to an additional redetermination each year in connection with certain acquisitions. Significant declines in commodity prices may result in a decrease in the borrowing base. The Company’s obligations under the Credit Facility are secured by mortgages on its and certain of its material subsidiaries’ oil and natural gas properties and other personal property as well as a pledge of all ownership interests in its direct and indirect material subsidiaries. The Company is required to maintain either: 1) mortgages on properties representing at least 80% of the total value of oil and natural gas properties included on the most recent reserve report, or 2) a Collateral Coverage Ratio of at least 2.5 to 1. Collateral Coverage Ratio is defined as ratio of the present value of future cash flows from proved reserves from the currently mortgaged properties to the lesser of: (i) the then-effective borrowing base and (ii) the maximum commitment amount. Additionally, the obligations under the Credit Facility are guaranteed by all of the Company’s material subsidiaries and are required to be guaranteed by any future material subsidiaries.

At the Company’s election, interest on borrowings under the Credit Facility is determined by reference to either the London Interbank Offered Rate (“LIBOR”) plus an applicable margin between 1.5% and 2.5% per annum (depending on the then-current level of borrowings under the Credit Facility) or the alternate base rate (“ABR”) plus an applicable margin between 0.5% and 1.5% per annum (depending on the then-current level of borrowings under the Credit Facility). Interest is generally payable quarterly for loans bearing interest based on the ABR and at the end of the applicable interest period for loans bearing interest at LIBOR. The Company is required to pay a commitment fee to the lenders under the Credit Facility, which accrues at a rate per annum between 0.375% and 0.5% on the average daily unused amount of the lesser of: (i) the maximum commitment amount of the lenders and (ii) the then-effective borrowing base. The Company is in compliance with all financial and other covenants of the Credit Facility.

Senior Notes Due November 2019

On March 2, 2012, the Company issued $1.8 billion in aggregate principal amount of 6.25% senior notes due November 2019 (“November 2019 Senior Notes”) at a price of 99.989%. The November 2019 Senior Notes were sold to a group of initial purchasers and then resold to qualified institutional buyers, each in transactions exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”). The Company received net proceeds of approximately $1.77 billion (after deducting the initial purchasers’ discount of $198,000 and offering expenses of approximately $29 million). The Company used the net proceeds to fund the BP acquisition (see Note 2). The remaining proceeds were used to repay indebtedness under the Company’s Credit Facility and for general corporate purposes. The financing fees and expenses of approximately $29 million incurred in connection with the November 2019 Senior Notes will be amortized over the life of the notes. Such amortized financing fees and expenses are recorded in “interest expense, net of amounts capitalized” on the condensed consolidated statements of operations.

The November 2019 Senior Notes were issued under an indenture dated March 2, 2012 (“November 2019 Indenture”), mature November 1, 2019, and bear interest at 6.25%. Interest is payable semi-annually on May 1 and November 1, beginning November 1, 2012. The November 2019 Senior Notes are general unsecured senior obligations of the Company and are effectively junior in right of payment to any secured indebtedness of the Company to the extent of the collateral securing such indebtedness. Each of the Company’s material subsidiaries has guaranteed the November 2019 Senior Notes on a senior unsecured basis. The November 2019 Indenture provides that the Company may redeem: (i) on or prior to November 1, 2015, up to 35% of the aggregate principal amount of the November 2019 Senior Notes at a redemption price of 106.25% of the principal amount redeemed, plus accrued and unpaid interest, with the net cash proceeds of one or more equity offerings; (ii) prior to November 1, 2015, all or part of the November 2019 Senior Notes at a redemption price equal to the principal amount redeemed, plus a make-whole premium (as defined in the November 2019 Indenture) and accrued and unpaid interest; and (iii) on or after November 1, 2015, all or part of the November 2019 Senior Notes at a redemption price equal to 103.125%, and decreasing percentages thereafter, of the principal amount redeemed, plus accrued and unpaid interest. The November 2019 Indenture also provides that, if a change of control (as defined in the November 2019 Indenture) occurs, the holders have a right to require the Company to repurchase all or part of the November 2019 Senior Notes at a redemption price equal to 101%, plus accrued and unpaid interest.

The November 2019 Indenture contains covenants substantially similar to those under the Company’s May 2019 Senior Notes, 2010 Issued Senior Notes and Original Senior Notes, as defined below, that, among other things, limit the Company’s ability to: (i) pay distributions on, purchase or redeem the Company’s units or redeem its subordinated debt; (ii) make investments; (iii) incur or guarantee additional indebtedness or issue certain types of equity securities; (iv) create certain liens; (v) sell assets; (vi) consolidate, merge or transfer all or substantially all of the Company’s assets; (vii) enter into agreements that restrict distributions or other payments from the Company’s restricted subsidiaries to the Company; (viii) engage in transactions with affiliates; and (ix) create unrestricted subsidiaries. The Company is in compliance with all financial and other covenants of the November 2019 Senior Notes.

In connection with the issuance and sale of the November 2019 Senior Notes, the Company entered into a Registration Rights Agreement (“November 2019 Registration Rights Agreement”) with the initial purchasers. Under the November 2019 Registration Rights Agreement, the Company agreed to use its reasonable efforts to file with the SEC and cause to become effective a registration statement relating to an offer to issue new notes having terms substantially identical to the November 2019 Senior Notes in exchange for outstanding November 2019 Senior Notes within 400 days after the notes were issued. In certain circumstances, the Company may be required to file a shelf registration statement to cover resales of the November 2019 Senior Notes. If the Company fails to satisfy these obligations, the Company may be required to pay additional interest to holders of the November 2019 Senior Notes under certain circumstances.

Senior Notes Due May 2019

On May 13, 2011, the Company issued $750 million in aggregate principal amount of 6.50% senior notes due 2019 (the “May 2019 Senior Notes”). The indentures related to the May 2019 Senior Notes contain redemption provisions and covenants that are substantially similar to those of the November 2019 Senior Notes. On May 8, 2012, the Company filed a registration statement on Form S-4 to register exchange notes that are also substantially similar to the November 2019 Senior Notes. As of July 26, 2012, the registration statement has not been declared effective. The deadline for registration has passed and the Company will be required to pay additional interest which is expected to be less than $500,000.

Senior Notes Due 2020 and Senior Notes Due 2021

The Company has $1.3 billion in aggregate principal amount of 8.625% senior notes due 2020 (the “2020 Senior Notes”) and $1.0 billion in aggregate principal amount of 7.75% senior notes due 2021 (the “2021 Senior Notes,” and together with the 2020 Senior Notes, the “2010 Issued Senior Notes”). The indentures related to the 2010 Issued Senior Notes contain redemption provisions and covenants that are substantially similar to those of the November 2019 Senior Notes. However, in 2011, the Company caused the trustee to remove the restrictive legends from each of the 2010 Issued Senior Notes making them freely tradable (other than with respect to persons that are affiliates of the Company), thereby terminating the Company’s obligations under each of the registration rights agreements entered into in connection with the issuance of the 2010 Issued Senior Notes.

Senior Notes Due 2017 and Senior Notes Due 2018

The Company also has $41 million (originally $250 million) in aggregate principal amount of 11.75% senior notes due 2017 (the “2017 Senior Notes”) and $14 million (originally $256 million) in aggregate principal amount of 9.875% senior notes due 2018 (the “2018 Senior Notes” and together with the 2017 Senior Notes, the “Original Senior Notes”). The indentures related to the Original Senior Notes initially contained redemption provisions and covenants that were substantially similar to those of the November 2019 Senior Notes; however, in conjunction with the tender offers in 2011, the indentures were amended and most of the covenants and certain default provisions were eliminated. The amendments became effective upon the execution of the supplemental indentures to the indentures governing the Original Senior Notes.

In March 2011 and June 2011, in accordance with the indentures related to the Original Senior Notes, the Company redeemed and also repurchased through cash tender offers, a portion of the Original Senior Notes. In connection with the redemptions and cash tender offers of a portion of the Original Senior Notes, the Company recorded a loss on extinguishment of debt of approximately $10 million and $94 million for the three months and six months ended June 30, 2011, respectively.

Note 6—Debt

The following summarizes debt outstanding:

	December 31, 2011			December 31, 2010
	Carrying Value	Fair Value(1)	Interest Rate(2)	Carrying Value	Fair Value(1)	Interest Rate(2)
	(in millions, except percentages)
Credit facility	$940	$940	2.57%	$—	$—	—
11.75% senior notes due 2017	41	46	12.73%	250	288	12.73%
9.875% senior notes due 2018	14	16	10.25%	256	279	10.25%
6.50% senior notes, due 2019	750	742	6.62%	—	—	—
8.625% senior notes due 2020	1,300	1,406	9.00%	1,300	1,396	9.00%
7.75% senior notes due 2021	1,000	1,036	8.00%	1,000	1,021	8.00%
Less current maturities	—	—		—	—

	4,045	$4,186		2,806	$2,984

Unamortized discount	(51)			(63)

Total debt, net of discount	$3,994			$2,743

(1)	The carrying value of the Credit Facility is estimated to be substantially the same as its fair value. Fair values of the senior notes were estimated based on prices quoted from third-party financial institutions.
(2)	Represents variable interest rate for the Credit Facility and effective interest rates for the senior notes.

Credit Facility

On May 2, 2011, the Company entered into a Fifth Amended and Restated Credit Agreement (“Credit Facility”), which provides for a revolving credit facility up to the lesser of: (i) the then-effective borrowing base and (ii) the maximum commitment amount of $1.5 billion. In October 2011, as part of the semi-annual redetermination, a borrowing base of $3.0 billion was approved by the lenders with the maximum commitment amount remaining unchanged at $1.5 billion. The maturity date is April 2016.

During 2011, in connection with amendments to its Credit Facility, the Company incurred financing fees and expenses of approximately $4 million, which will be amortized over the life of the Credit Facility. Such amortized expenses are recorded in “interest expense, net of amounts capitalized” on the consolidated statements of operations. At December 31, 2011, available borrowing capacity under the Credit Facility was $556 million, which includes a $4 million reduction in availability for outstanding letters of credit.

Redetermination of the borrowing base under the Credit Facility, based primarily on reserve reports that reflect commodity prices at such time, occurs semi-annually, in April and October, as well as upon requested interim redeterminations, by the lenders at their sole discretion. The Company also has the right to request one additional borrowing base redetermination per year at its discretion, as well as the right to an additional redetermination each year in connection with certain acquisitions. Significant declines in commodity prices may result in a decrease in the borrowing base. The Company’s obligations under the Credit Facility are secured by mortgages on its and certain of its material subsidiaries’ oil and natural gas properties and other personal property as well as a pledge of all ownership interests in its direct and indirect material subsidiaries. The Company and its subsidiaries are required to maintain the mortgages on properties representing at least 80% of the total value of its and its subsidiaries’ oil and natural gas properties. Additionally, the obligations under the Credit Facility are guaranteed by all of the Company’s material subsidiaries and are required to be guaranteed by any future material subsidiaries.

At the Company’s election, interest on borrowings under the Credit Facility is determined by reference to either the London Interbank Offered Rate (“LIBOR”) plus an applicable margin between 1.75% and 2.75% per annum (depending on the then-current level of borrowings under the Credit Facility) or the alternate base rate (“ABR”) plus an applicable margin between 0.75% and 1.75% per annum (depending on the then-current level of borrowings under the Credit Facility). Interest is generally payable quarterly for loans bearing interest based on the ABR and at the end of the applicable interest period for loans bearing interest at LIBOR. The Company is required to pay a commitment fee to the lenders under the Credit Facility, which accrues at a rate per annum equal to 0.5% on the average daily unused amount of the lesser of: (i) the maximum commitment amount of the lenders and (ii) the then-effective borrowing base. The Company is in compliance with all financial and other covenants of the Credit Facility.

Senior Notes Due 2019

On May 13, 2011, the Company issued $750 million in aggregate principal amount of 6.50% senior notes due 2019 (the “2019 Senior Notes”) at a price of 99.232%. The 2019 Senior Notes were sold to a group of initial purchasers and then resold to qualified institutional buyers, each in transactions exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”). The Company received net proceeds of approximately $729 million (after deducting the initial purchasers’ discount and offering expenses). The Company used a portion of the net proceeds to repay all of the outstanding indebtedness under its Credit Facility, fund or partially fund acquisitions and for general corporate purposes. In connection with the 2019 Senior Notes, the Company incurred financing fees and expenses of approximately $15 million, which will be amortized over the life of the 2019 Senior Notes. The discount on the 2019 Senior Notes, which totaled approximately $6 million, will also be amortized over the life of the 2019 Senior Notes. Such amortized expenses are recorded in “interest expense, net of amounts capitalized” on the consolidated statements of operations.

The 2019 Senior Notes were issued under an indenture dated May 13, 2011 (“2019 Indenture”), mature May 15, 2019, and bear interest at 6.50%. Interest is payable semi-annually on May 15 and November 15, beginning November 15, 2011. The 2019 Senior Notes are general unsecured senior obligations of the Company and are effectively junior in right of payment to any secured indebtedness of the Company to the extent of the collateral securing such indebtedness. Each of the Company’s material subsidiaries has guaranteed the 2019 Senior Notes on a senior unsecured basis. The 2019 Indenture provides that the Company may redeem: (i) on or prior to May 15, 2014, up to 35% of the aggregate principal amount of the 2019 Senior Notes at a redemption price of 106.50% of the principal amount redeemed, plus accrued and unpaid interest, with the net cash proceeds of one or more equity offerings; (ii) prior to May 15, 2015, all or part of the 2019 Senior Notes at a redemption price equal to the principal amount redeemed, plus a make-whole premium (as defined in the 2019 Indenture) and accrued and unpaid interest; and (iii) on or after May 15, 2015, all or part of the 2019 Senior Notes at a redemption price equal to 103.250%, and decreasing percentages thereafter, of the principal amount redeemed, plus accrued and unpaid interest. The 2019 Indenture also provides that, if a change of control (as defined in the 2019 Indenture) occurs, the holders have a right to require the Company to repurchase all or part of the 2019 Senior Notes at a redemption price equal to 101%, plus accrued and unpaid interest.

The 2019 Indenture contains covenants substantially similar to those under the Company’s 2010 Issued Senior Notes and Original Senior Notes, as defined below, that, among other things, limit the Company’s ability to: (i) pay distributions, purchase or redeem the Company’s units or redeem its subordinated debt; (ii) make investments; (iii) incur or guarantee additional indebtedness or issue certain types of equity securities; (iv) create certain liens; (v) sell assets; (vi) consolidate, merge or transfer all or substantially all of the Company’s assets; (vii) enter into agreements that restrict distributions or other payments from the Company’s restricted subsidiaries to the Company; (viii) engage in transactions with affiliates; and (ix) create unrestricted subsidiaries. The Company is in compliance with all financial and other covenants of the 2019 Senior Notes.

In connection with the issuance and sale of the 2019 Senior Notes, the Company entered into a Registration Rights Agreement (“2019 Registration Rights Agreement”) with the initial purchasers. Under the 2019 Registration Rights Agreement, the Company agreed to use reasonable efforts to file with the SEC and cause to become effective a registration statement relating to an offer to issue new notes having terms substantially identical to the 2019 Senior Notes in exchange for outstanding 2019 Senior Notes within 400 days after the notes were issued. In certain circumstances, the Company may be required to file a shelf registration statement to cover resales of the 2019 Senior Notes. If the Company fails to satisfy these obligations, the Company may be required to pay additional interest to holders of the 2019 Senior Notes under certain circumstances.

Senior Notes Due 2020 and Senior Notes Due 2021

On April 6, 2010, the Company issued $1.30 billion in aggregate principal amount of 8.625% senior notes due 2020 (the “2020 Senior Notes”). On September 13, 2010, the Company issued $1.0 billion in aggregate principal amount of 7.75% senior notes due 2021 (the “2021 Senior Notes,” and together with the 2020 Senior Notes, the “2010 Issued Senior Notes”). The indentures related to the 2010 Issued Senior Notes contain redemption provisions and covenants that are substantially similar to those of the 2019 Senior Notes.

Senior Notes Due 2017 and Senior Notes Due 2018

The Company also has $41 million (originally $250 million) in aggregate principal amount of 11.75% senior notes due 2017 (the “2017 Senior Notes”) and $14 million (originally $256 million) in aggregate principal amount of 9.875% senior notes due 2018 (the “2018 Senior Notes” and together with the 2017 Senior Notes, the “Original Senior Notes”). The indentures related to the Original Senior Notes originally contained redemption provisions and covenants that were substantially similar to those of the 2010 Issued Senior Notes; however, in connection with the tender offers described below, the indentures were amended and most of the covenants and certain default provisions were eliminated.

Redemptions of Original Senior Notes

In March 2011, in accordance with the provisions of the indentures related to the 2017 Senior Notes and the 2018 Senior Notes, the Company redeemed 35%, or $87 million and $90 million, respectively, of each of its original aggregate principal amount of the 2017 Senior Notes and 2018 Senior Notes. After the redemptions, $163 million and $166 million, respectively, of the 2017 Senior Notes and 2018 Senior Notes remained outstanding.

Tender Offers for and Repurchase of Original Senior Notes

On February 28, 2011, the Company commenced cash tender offers (“Offers”) and related consent solicitations to purchase any and all of its outstanding 2017 Senior Notes and 2018 Senior Notes. The Offers expired on March 25, 2011. Holders who validly tendered 2017 Senior Notes and 2018 Senior Notes on or before March 14, 2011, received total consideration of $1,212.50 and $1,172.50, respectively, for each $1,000 principal amount of such notes accepted for purchase. Total consideration included a consent payment of $30.00 per $1,000 principal amount of notes accepted for purchase. Holders who validly tendered 2017 Senior Notes and 2018 Senior Notes after March 14, 2011, but before March 25, 2011, received $1,182.50 and $1,142.50, respectively, for each $1,000 principal amount of such notes accepted for purchase.

In March 2011, in connection with its Offers and related consent solicitations, the Company accepted and purchased: 1) $105 million of the aggregate principal amount of its outstanding 2017 Senior Notes (or 65% of the remaining outstanding principal amount of its 2017 Senior Notes), and 2) $126 million of the aggregate principal amount of its outstanding 2018 Senior Notes (or 76% of the remaining outstanding principal amount of its 2018 Senior Notes).

In conjunction with each tender offer, the Company received consents to amendments to the indentures of the 2017 Senior Notes and 2018 Senior Notes, which eliminated most of the covenants and certain default provisions applicable to the series of notes issued under such indentures. The amendments became effective upon the execution of the supplemental indentures to the indentures governing each of the 2017 Senior Notes and the 2018 Senior Notes.

In June 2011, the Company repurchased an additional portion of its remaining outstanding 2017 Senior Notes and 2018 Senior Notes for approximately $17 million (or 29% of the remaining outstanding principal amount of its 2017 Senior Notes) and approximately $24 million (or 61% of the remaining outstanding principal amount of its 2018 Senior Notes), respectively. In December 2011, the Company also repurchased an additional portion of its remaining outstanding 2018 Senior Notes for approximately $2 million (or 9% of the remaining outstanding principal amount of its 2018 Senior Notes). After giving effect to the tender offers and subsequent repurchases of the 2017 Senior Notes and the 2018 Senior Notes, aggregate principal amounts of $41 million and $14 million, respectively, remain outstanding at December 31, 2011.

In connection with the redemptions, cash tender offers and additional repurchases of a portion of the Original Senior Notes, the Company recorded a loss on extinguishment of debt of approximately $95 million for the year ended December 31, 2011.